ANNUAL REPORT
                                                              November 30, 1997

                                                              (LOGO)
                                                              [GRAPHIC OMITTED]


                                                                 THE
                                                            CRUELTY FREE
                                                          VALUE FUND(TRADEMARK)



                                                              (LOGO)
                                                              [GRAPHIC OMITTED]


                                                    BEACON GLOBAL ADVISORS, INC

                       THE CRUELTY FREE VALUE FUND
                    8260 Greensboro Drive, Suite 250
                       McLean, Virginia 22102-3801



                                                               January 15, 1998

Dear Shareholder,

It is a pleasure to provide you with the first annual report for The Cruelty Free Value Fund dated November 30, 1997, the end of the Fund's fiscal year.

The Fund grew in excess of $1.1 million since its inception in April. The first monies of the Fund were invested in the equity market on June 5th. The NAV on that date was $25.00 and appreciated to $27.96 at the fiscal year end. This compares favorably with the Russell 2000 Index, an index of small-capitalization stocks, which rose 11.67% for the same period.

As The Cruelty Free Value Fund emphasizes investments in small to mid capitalization stocks, we have been very pleased with its performance over the first six months of existence, especially in light of all the market volatility that has occurred during this period. Across the market spectrum of these firms, we continue to look for companies that can create top line growth and leverage that turn into robust earnings gains.

This past year's performance was led again by the financial services sector, which rose about 53%. The Cruelty Free Value Fund benefited from its holdings in regional bank stocks as well as some of the small S&L's and those companies that will be able to take advantage of the very low interest rate environment, which exists today. We anticipate many consumers will refinance home mortgages and in turn pay down credit card debt. We would also look for companies that could profit from a resurgence in the real estate market overall. For example, a company already in the Fund is Dell Webb Corp. This firm is one of the leading home builders in the west. The stock has performed extremely well since it was purchased in August. There are many industries that feed into the housing market that should also profit if the real estate sector should rebound.

The Fund is dedicated to providing an investment program to help end the suffering, abuse and extinction of animals and at the same time provide an outstanding investment opportunity.

The continued expression of interest in The Cruelty Free Value Fund has been rewarding. Please direct inquires or questions to Beacon Global Advisors, Inc. at 1-800-662-9992.

Thank you for your support.

Sincerely,


/s/RICHARD A. OLLEN
Richard A. Ollen
President & Chairman of the Board
THE CRUELTY FREE VALUE FUND

THE CRUELTY FREE VALUE FUND
SCHEDULE OF INVESTMENTS                                       NOVEMBER 30, 1997
-------------------------------------------------------------------------------
                                                                         MARKET
  SHARES                                                                 VALUE
  ------                                                               --------
              COMMON STOCKS - 80.93%
              BASIC MATERIALS & PROCESSING - 12.96%
  1,200       AK Steel Holding Corp. ................................  $ 23,625
    700       AMCOL International Corp. .............................    16,800
    400       Ball Corp. ............................................    15,400
    700       Intermet Corp. ........................................    12,950
    600       Quanex Corp. ..........................................    17,850
  2,000       RMI Titanium Co.* .....................................    47,500
    800       Webb (Del E.) Corp. ...................................    17,300
                                                                       --------
                                                                        151,425
                                                                       --------
              CONSUMER DISCRETIONARY - 9.04%
  1,500       Finish Line, Inc. (The), Class A* .....................    28,500
    700       Haggar Corp. ..........................................    11,113
    300       Harman International Industries, Inc. .................    15,187
    700       Heilig-Meyers Co. .....................................     9,056
  1,200       Insurance Auto Auctions, Inc.* ........................    13,200
    700       Reynolds & Reynolds Co., Class A ......................    13,388
    300       Springs Industries, Inc., Class A .....................    15,131
                                                                       --------
                                                                        105,575
                                                                       --------
              FINANCIAL SERVICES - 25.82%
    900       Acceptance Insurance Cos., Inc.* ......................    21,881
    535       Associated Banc-Corp. .................................    26,616
    400       Astoria Financial Corp. ...............................    22,050
    700       Compass Bancshares, Inc. ..............................    28,000
  1,400       Doral Financial Corp. .................................    30,450
    500       FBL Financial Group, Inc., Class A ....................    19,750
  1,200       Imperial Credit Industries, Inc.* .....................    28,725
    700       Lawyers Title Corp. ...................................    22,225
    600       Long Island Bancorp, Inc. .............................    28,275
    700       North Fork Bancorporation, Inc. .......................    21,263
    700       Southern Pacific Funding Corp.* .......................     8,663
  1,100       Sovereign Bancorp, Inc. ...............................    20,831
    700       TR Financial Corp. ....................................    23,012
                                                                       --------
                                                                        301,741
                                                                       --------
              HEALTHCARE - 1.08%
    800       Apria Healthcare Group, Inc.* .........................    12,600
                                                                       --------
              OTHER - 1.07%
    700       Global Industrial Technologies, Inc.* .................    12,512
                                                                       --------


                See accompanying notes to financial statements.

THE CRUELTY FREE VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED                           NOVEMBER 30, 1997
-------------------------------------------------------------------------------
                                                                        MARKET
  SHARES                                                                VALUE
  ------                                                             ----------
              COMMON STOCKS - CONTINUED
              PRODUCER DURABLES - 9.29%
    700       Burr-Brown Corp.* ..................................   $   21,175
    700       Electroglas, Inc.* .................................       13,300
    700       Flowserve Corp. ....................................       18,812
  1,400       Pacific Scientific Co. .............................       22,225
    700       Stewart & Stevenson Services, Inc. .................       15,225
    700       Watts Industries, Inc., Class A ....................       17,806
                                                                     ----------
                                                                        108,543
                                                                     ----------
              TECHNOLOGY - 10.03%
    700       Diamond Multimedia Systems, Inc.* ..................        6,913
    700       Exar Corp.* ........................................       17,522
    600       Komag, Inc.* .......................................       12,038
    700       Read-Rite Corp.* ...................................       13,388
  1,400       Scientific-Atlanta, Inc. ...........................       28,000
    700       Tech-Sym Corp.* ....................................       21,219
    900       Western Digital Corp.* .............................       18,169
                                                                     ----------
                                                                        117,249
                                                                     ----------
              TRANSPORTATION - 10.80%
    600       Airborne Freight Corp. .............................       38,213
    700       Borg-Warner Automotive, Inc. .......................       32,987
    700       Fleetwood Enterprises, Inc. ........................       24,981
  1,700       Simpson Industries, Inc. ...........................       19,762
    700       Walbro Corp. .......................................       10,194
                                                                     ----------
                                                                        126,137
                                                                     ----------
              UTILITIES - 0.84%
    700       Jones Intercable Inc., Class A* ....................        9,800
                                                                     ----------
              TOTAL COMMON STOCKS (COST $875,782) ................      945,582
                                                                     ----------
 PRINCIPAL
  AMOUNT      SHORT-TERM INVESTMENTS - 11.49%
 ---------
 $134,284     The Bank of New York Cash Reserve Fund, 4.60% ......      134,284
                                                                     ----------
              TOTAL SHORT TERM INVESTMENTS (COST $134,284) .......      134,284
                                                                     ----------
              TOTAL INVESTMENTS (COST $1,010,066) - 92.42% .......    1,079,866
              OTHER ASSETS, LESS OTHER LIABILITIES - 7.58% .......       88,535
                                                                     ----------
              NET ASSETS - 100.00% ...............................   $1,168,401
                                                                     ==========
* Non-income producing security

                   See accompanying notes to financial statements.

THE CRUELTY FREE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES                            NOVEMBER 30, 1997
--------------------------------------------------------------------------------
ASSETS:
   Investment in securities at value (Cost $1,010,066) ...........   $1,079,866
   Receivables:
     Capital stock sold ..........................................        1,000
     Due from Advisor ............................................       44,054
     Dividends and interest receivable ...........................        1,240
   Deferred unamortized organization costs (Note 1) ..............       63,084
   Other assets ..................................................        4,024
                                                                     ----------
        TOTAL ASSETS .............................................    1,193,268
                                                                     ----------
LIABILITIES:
   Payables:
     Accrued expenses ............................................       24,634
     Distribution fee (Note 3) ...................................          233
                                                                     ----------
        TOTAL LIABILITIES ........................................       24,867
                                                                     ----------
NET ASSETS:
   Applicable to 41,790 shares; unlimited number of shares
    of beneficial interest authorized with no par value ...........  $1,168,401
                                                                     ==========
   Net asset value, offering and redemption price
    ($1,168,401 (DIVIDE) 41,790 shares) ...........................  $    27.96
                                                                     ==========
NET ASSETS CONSIST OF:
   Paid-in capital ...............................................   $1,085,378
   Accumulated undistributed net investment loss .................       (1,948)
   Accumulated undistributed realized gains on investments .......       15,171
   Net unrealized appreciation on investments ....................       69,800
                                                                     ----------
        NET ASSETS ...............................................   $1,168,401
                                                                     ==========

             See accompanying notes to financial statements.

THE CRUELTY FREE VALUE FUND
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
                                                               FOR THE PERIOD
                                                               APRIL 29, 1997*
                                                                   THROUGH
                                                              NOVEMBER 30, 1997
                                                              -----------------
INVESTMENT INCOME:
   Dividend ..................................................   $   3,910
   Interest ..................................................       3,111
                                                                 ---------
     Total investment income .................................       7,021
                                                                 ---------
EXPENSES:
   Investment advisory fees (Note 3) .........................       5,749
   Distribution expense (Note 3) .............................       1,150
   Administration fees .......................................      32,440
   Registration fees .........................................      28,795
   Transfer agent fees .......................................      19,957
   Accounting fees ...........................................      14,000
   Audit fees ................................................      10,000
   Amortization of organization costs (Note 1) ...............       9,416
   Custody fees ..............................................       5,270
   Trustees fees .............................................       4,000
   Printing fees .............................................       2,711
   Legal fees ................................................       2,317
   Insurance .................................................         735
                                                                 ---------
     TOTAL EXPENSES ..........................................     136,540
     Expenses waived and reimbursed by Advisor (Note 3) ......    (127,571)
                                                                 ---------
     NET EXPENSES ............................................       8,969
                                                                 ---------
NET INVESTMENT LOSS ..........................................      (1,948)
                                                                 ---------
REALIZED AND UNREALIZED GAINS ON INVESMENTS:
   Net realized gains on investments .........................      15,171
   Net change in unrealized appreciation on investments ......      69,800
                                                                 ---------
   Net realized and unrealized gains on investments ..........      84,971
                                                                 ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $  83,023
                                                                 =========
*Commencement of investment operations.

                  See accompanying notes to financial statements.

THE CRUELTY FREE VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                                FOR THE PERIOD
                                                                APRIL 29, 1997*
                                                                    THROUGH
                                                              NOVEMBER 30, 1997
                                                              -----------------
OPERATIONS:
   Net investment loss .......................................   $   (1,948)
   Net realized gains on investments .........................       15,171
   Net change in unrealized appreciation on investments ......       69,800
                                                                 ----------
   Net increase in net assets resulting from operations ......       83,023
                                                                 ----------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold ...............................      992,665
     Cost of shares redeemed .................................       (7,287)
                                                                 ----------
     Increase in net assets derived from capital share
       transactions (a) ......................................      985,378
                                                                 ----------
        TOTAL INCREASE IN NET ASSETS .........................    1,068,401
                                                                 ----------
NET ASSETS:
   Beginning of period .......................................      100,000
                                                                 ----------
   End of period (including undistributed net investment
     loss of $1,948) .........................................   $1,168,401
                                                                 ==========
   (a) Transactions in capital stock were:
       Shares sold ...........................................       38,051
       Shares redeemed .......................................         (261)
                                                                 ----------
   Increase in shares outstanding ............................       37,790
                                                                 ==========
 *Commencement of investment operations.


               See accompanying notes to financial statements.

THE CRUELTY FREE VALUE FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.
                                                                FOR THE PERIOD
                                                                APRIL 29, 1997*
                                                                   THROUGH
                                                              NOVEMBER 30, 1997
                                                              -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .........................    $ 25.00
                                                                  -------
   Income from investment operations:
     Net investment loss .....................................      (0.05)
     Net realized and unrealized gains on investments ........       3.01
                                                                  -------
        Total from investment operations .....................       2.96
                                                                  -------
NET ASSET VALUE, END OF PERIOD ...............................    $ 27.96
                                                                  =======
TOTAL RETURN .................................................      11.84%1
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s) .......................    $ 1,168
   Ratio of expenses to average net assets:
     Before expense reimbursement ............................      29.69%2
     After expense reimbursement .............................       1.95%2
   Ratio of net investment income to average net assets:
     Before expense reimbursement ............................     (28.16%)2
     After expense reimbursement .............................      (0.42%)2
   Portfolio turnover rate ...................................      15.06%1
   Average commission rate paid ..............................   $ 0.0698

* Commencement of investment operations.
1 Not Annualized.
2 Annualized.

                 See accompanying notes to financial statements.

THE CRUELTY FREE VALUE FUND
NOTES TO FINANCIAL STATEMENTS                                  NOVEMBER 30, 1997
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Beacon Global Advisors Trust (the "Trust") is organized as a Delaware business trust pursuant to a Trust Agreement dated August 29, 1996. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end, diversified management investment company. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called The Cruelty Free Value Fund (the "Fund"). The initial capitalization of the Fund, $100,000, was provided on March 26, 1997 by Beacon Global Advisors, Ltd., parent company of the investment advisor. The Fund commenced investment operations on April 29, 1997. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price. Unlisted securities, listed securities in which there were no sales, or securities traded over-the-counter, are valued at the mean of the closing bid and ask prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from commencement of operations.

FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to distribute substantially all of its net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short term investments, totaled $975,536 and $109,916, respectively, for the period ended November 30, 1997. Net unrealized appreciation of investments at November 30, 1997 includes aggregate unrealized appreciation of $115,697 and unrealized depreciation of $45,897.

THE CRUELTY FREE VALUE FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED                      NOVEMBER 30, 1997
--------------------------------------------------------------------------------
NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Beacon Global Advisors, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. For providing investment advisory services, the Fund pays the Advisor a monthly fee which is calculated by applying the following annual rates: 1.25% of the average daily net assets of the first $100 million, 1.00% of the average daily net assets from $100 million to $500 million, and 0.75% of average daily net assets over $500 million. The Advisor has entered into a subadvisory agreement with Zurich Investment Management, Inc. ("ZIM") and ZIM has entered into a subadvisory agreement with Dreman Value Advisors, Inc. ("Dreman") to assist in the selection and management of the Fund's investment securities. For its services, ZIM receives from the Advisor and pays Dreman, an annual fee equal to 0.50% of the first $50 million of the Fund's average daily net assets, 0.35% of the Fund's average daily net assets from $50 million to $100 million, and 0.25% of the Fund's average daily net assets in excess of $100 million.

The Advisor has voluntarily agreed to waive its fees and reimburse the Fund for the first year of operations to the extent total annualized expenses exceed 1.95% of the Fund's average daily net assets. For the period ended November 30, 1997, advisory fees of $5,749 were paid to the Advisor and the Advisor reimbursed the Fund $127,571. Certain Officers and Trustees are affiliated persons of the Advisor. All Officers serve without direct compensation from the Fund. Officers, Trustees and affiliated persons of The Cruelty Free Value Fund directly control 23,984 shares, or 57.40% of the Fund, including one shareholder who owns 47.80%.

Excluding the investment advisory fee, other expenses incurred during the period ended November 30, 1997 totaled $130,791, of which $66,397 represents fees charged by FPS Services, Inc., for administration, transfer agent, accounting and shareholder services. The Bank of New York serves as Custodian of the Fund.

The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse Beacon Global Advisors, Inc. (the "Distributor"), the Fund's sole underwriter and distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the period ended November 30, 1997, the Fund reimbursed the Distributor $1,150 for distribution costs incurred.

THE CRUELTY FREE VALUE FUND
ILLUSTRATION OF $10,000 INVESTMENT
-------------------------------------------------------------------------------
The graph below compares the increase in value of a $10,000 investment in The Cruelty Free Value Fund with the performance of the Russell 2000 Index.


Total Return for the period ending 11/30/97
Since Inception . . . . . . . . 11.84%
(not annualized)

[GRAPHIC OMITTED]


PLOT POINTS BELOW

          The Cruelty Free       Russell
             Value Fund         2000 Index

 4/29/97      10,000              10,000
 5/31/97      10,008              11,180
 7/31/97      10,940              12,170
 9/30/97      11,680              13,325
11/30/97      11,184              12,623

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

THE CRUELTY FREE VALUE FUND
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

The Board of Trustees
The Cruelty Free Value Fund
McLean, Virginia

We have audited the accompanying statement of assets and liabilities and schedule of investments of The Cruelty Free Value Fund ("the Fund"), as of November 30, 1997 and the related statement of operations, changes in net assets and financial highlights for the period from April 29, 1997 (commencement of operations) through November 30, 1997. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Cruelty Free Value Fund as of November 30, 1997 and the results of operations, changes in net assets and financial highlights for the period from April 29, 1997 (commencement of operations) through November 30, 1997 in conformity with generally accepted accounting principles.





                                                       /s/JOHNSON LAMBERT & CO.

                                                       JOHNSON LAMBERT & CO.

Bethesda, Maryland
December 12, 1997

                               INVESTMENT ADVISOR
                          Beacon Global Advisors, Inc.
                        8260 Greensboro Drive, Suite 250
                           McLean, Virginia 22102-3801


                                   DISTRIBUTOR
                          Beacon Global Advisors, Inc.
                        8260 Greensboro Drive, Suite 250
                           McLean, Virginia 22102-3801


                              SHAREHOLDER SERVICES
                               FPS Services, Inc.
                               3200 Horizon Drive
                    King of Prussia, Pennsylvania 19406-0903


                                    CUSTODIAN
                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286


                                 LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                  Washington, District of Columbia 20036-1800


                                    AUDITORS
                             Johnson Lambert & Co.
                         7500 Old Georgetown Road #700
                         Bethesda, Maryland 20814-6133

                        For Additional Information about
                        The Cruelty Free Value Fund call
                                 (800) 892-9626
                          @http://www.crueltyfree.com

   This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.

BEACON GLOBAL ADVISORS, INC